Schedule of Intangible Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Finite-Lived [Line Items]
Cost	$ 1,362,035	$ 1,362,035
Accumulated amortization	1,205,969	1,163,405
Net book Value	113,503	198,630
Customer Relationships [Member]
Intangible Asset, Finite-Lived [Line Items]
Cost	1,362,035	1,362,035
Accumulated amortization	1,248,532	1,163,405
Net book Value	$ 113,503	$ 198,630